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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09911

Hussman Investment Trust
(Exact name of registrant as specified in charter)

6021 University Boulevard, Suite 490 Ellicott City, Maryland	21043
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC	225 Pictoria Drive, Suite 450	Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	June 30, 2019

Date of reporting period:	September 30, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCKS - 100.7%	Shares	Value
Consumer Discretionary - 26.9%
Auto Components - 1.6%
Gentex Corporation	100,000	$2,146,000
Gentherm, Inc. (a)	25,000	1,136,250
Lear Corporation	10,000	1,450,000
		4,732,250
Automobiles - 0.6%
General Motors Company	25,000	841,750
Winnebago Industries, Inc.	25,000	828,750
		1,670,500
Diversified Consumer Services - 0.2%
Strategic Education, Inc.	5,000	685,150

Hotels, Restaurants & Leisure - 3.2%
Brinker International, Inc.	75,000	3,504,750
Cheesecake Factory, Inc. (The)	25,000	1,338,500
Hyatt Hotels Corporation - Class A	25,000	1,989,750
Wyndham Destinations, Inc.	25,000	1,084,000
Wyndham Hotels & Resorts, Inc.	25,000	1,389,250
		9,306,250
Household Durables - 1.2%
Garmin Ltd.	25,000	1,751,250
KB Home	75,000	1,793,250
		3,544,500
Internet & Direct Marketing Retail - 0.4%
Shutterfly, Inc. (a)	15,000	988,350

Media - 2.0%
AMC Networks, Inc. - Class A (a)	25,000	1,658,500
Sirius XM Holdings, Inc.	500,000	3,160,000
Viacom, Inc. - Class B	25,000	844,000
		5,662,500
Multiline Retail - 5.0%
Dillard's, Inc. - Class A	35,000	2,671,900
Dollar General Corporation	25,000	2,732,500
Dollar Tree, Inc. (a)	25,000	2,038,750
Kohl's Corporation	25,000	1,863,750
Macy's, Inc.	65,000	2,257,450
Target Corporation	35,000	3,087,350
		14,651,700

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.7% (continued)	Shares	Value
Consumer Discretionary - 26.9% (continued)
Specialty Retail - 10.1%
AutoZone, Inc. (a)	3,500	$2,714,950
Chico's FAS, Inc.	200,000	1,734,000
Dick's Sporting Goods, Inc.	75,000	2,661,000
DSW, Inc. - Class A	50,000	1,694,000
Express, Inc. (a)	200,000	2,212,000
Gap, Inc. (The)	100,000	2,885,000
Genesco, Inc. (a)	100,000	4,710,000
Hibbett Sports, Inc. (a)	150,000	2,820,000
RH (a)	5,000	655,050
Urban Outfitters, Inc. (a)	125,000	5,112,500
Williams-Sonoma, Inc.	35,000	2,300,200
		29,498,700
Textiles, Apparel & Luxury Goods - 2.6%
Carter's, Inc.	50,000	4,930,000
Michael Kors Holdings Ltd. (a)	40,000	2,742,400
		7,672,400
Consumer Staples - 6.2%
Food & Staples Retailing - 3.9%
Kroger Company (The)	100,000	2,911,000
Sprouts Farmers Market, Inc. (a)	125,000	3,426,250
United Natural Foods, Inc. (a)	75,000	2,246,250
Walgreens Boots Alliance, Inc.	20,000	1,458,000
Walmart, Inc.	15,000	1,408,650
		11,450,150
Food Products - 2.3%
Darling Ingredients, Inc. (a)	75,000	1,449,000
Flowers Foods, Inc.	125,000	2,332,500
Sanderson Farms, Inc.	15,000	1,550,550
Tyson Foods, Inc. - Class A	20,000	1,190,600
		6,522,650
Energy - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Chevron Corporation	25,000	3,057,000
Cosan Ltd. - Class A	250,000	1,682,500
CVR Energy, Inc.	30,000	1,206,600
Marathon Petroleum Corporation	15,000	1,199,550
Phillips 66	25,000	2,818,000
		9,963,650

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.7% (continued)	Shares	Value
Financials - 8.5%
Banks - 1.8%
BankUnited, Inc.	50,000	$1,770,000
Fifth Third Bancorp	125,000	3,490,000
		5,260,000
Capital Markets - 1.2%
FactSet Research Systems, Inc.	15,000	3,355,650

Consumer Finance - 2.5%
American Express Company	25,000	2,662,250
Discover Financial Services	40,000	3,058,000
Synchrony Financial	50,000	1,554,000
		7,274,250
Insurance - 2.1%
Aflac, Inc.	90,000	4,236,300
Brighthouse Financial, Inc. (a)	4,545	201,071
Progressive Corporation (The)	25,000	1,776,000
		6,213,371
Thrifts & Mortgage Finance - 0.9%
Axos Financial, Inc. (a)	75,000	2,579,250

Health Care - 14.1%
Biotechnology - 3.5%
Acorda Therapeutics, Inc. (a)	75,000	1,473,750
Eagle Pharmaceuticals, Inc. (a)	25,000	1,733,250
Emergent BioSolutions, Inc. (a)	25,000	1,645,750
Exact Sciences Corporation (a)	20,000	1,578,400
Gilead Sciences, Inc.	25,000	1,930,250
MacroGenics, Inc. (a)	10,000	214,400
PTC Therapeutics, Inc. (a)	35,000	1,645,000
		10,220,800
Health Care Equipment & Supplies - 2.3%
ICU Medical, Inc. (a)	5,000	1,413,750
Integer Holdings Corporation (a)	41,000	3,400,950
LivaNova plc (a)	15,000	1,859,550
		6,674,250
Health Care Providers & Services - 3.3%
Centene Corporation (a)	10,000	1,447,800
Encompass Health Corporation	15,000	1,169,250
HCA Healthcare, Inc.	20,000	2,782,400
Molina Healthcare, Inc. (a)	5,000	743,500
Select Medical Holdings Corporation (a)	75,000	1,380,000

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.7% (continued)	Shares	Value
Health Care - 14.1% (continued)
Health Care Providers & Services - 3.3% (continued)
Tenet Healthcare Corporation (a)	75,000	$2,134,500
		9,657,450
Life Sciences Tools & Services - 2.1%
Luminex Corporation	100,000	3,031,000
NeoGenomics, Inc. (a)	200,000	3,070,000
		6,101,000
Pharmaceuticals - 2.9%
Amneal Pharmaceuticals, Inc. (a)	125,000	2,773,750
ANI Pharmaceuticals, Inc. (a)	17,000	961,180
Innoviva, Inc. (a)	150,000	2,286,000
Supernus Pharmaceuticals, Inc. (a)	50,000	2,517,500
		8,538,430
Industrials - 10.0%
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	40,000	3,916,800
Expeditors International of Washington, Inc.	35,000	2,573,550
		6,490,350
Airlines - 1.7%
Delta Air Lines, Inc.	65,000	3,758,950
Spirit Airlines, Inc. (a)	25,000	1,174,250
		4,933,200
Commercial Services & Supplies - 1.0%
Covanta Holding Corporation	175,000	2,843,750

Construction & Engineering - 0.8%
Aegion Corporation (a)	30,000	761,400
Fluor Corporation	25,000	1,452,500
		2,213,900
Electrical Equipment - 1.4%
Generac Holdings, Inc. (a)	75,000	4,230,750

Machinery - 0.6%
Lindsay Corporation	5,000	501,200
Xylem, Inc.	15,000	1,198,050
		1,699,250
Professional Services - 0.6%
Robert Half International, Inc.	25,000	1,759,500

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.7% (continued)	Shares	Value
Industrials - 10.0% (continued)
Road & Rail - 1.2%
Landstar System, Inc.	30,000	$3,660,000

Trading Companies & Distributors - 0.5%
AerCap Holdings N.V. (a)	25,000	1,438,000

Information Technology - 20.8%
Communications Equipment - 2.6%
F5 Networks, Inc. (a)	20,000	3,988,400
Plantronics, Inc.	25,000	1,507,500
Ubiquiti Networks, Inc.	20,000	1,977,200
		7,473,100
Electronic Equipment, Instruments & Components - 1.3%
CDW Corporation	25,000	2,223,000
FARO Technologies, Inc. (a)	10,000	643,500
Hollysys Automation Technologies Ltd.	50,000	1,068,500
		3,935,000
Internet Software & Services - 2.5%
21Vianet Group, Inc. - ADR (a)	50,000	505,000
Akamai Technologies, Inc. (a)	35,000	2,560,250
Hortonworks, Inc. (a)	25,000	570,250
Momo, Inc. - ADR (a)	50,000	2,190,000
Shutterstock, Inc.	25,000	1,364,500
		7,190,000
IT Services - 3.6%
Cardtronics plc - Class A (a)	25,000	791,000
Cognizant Technology Solutions Corporation - Class A	35,000	2,700,250
Genpact Ltd.	100,000	3,061,000
International Business Machines Corporation	5,000	756,050
QIWI plc - ADR (a)	42,000	553,140
Virtusa Corporation (a)	50,000	2,685,500
		10,546,940
Semiconductors & Semiconductor Equipment - 8.5%
Canadian Solar, Inc. (a)	121,000	1,754,500
Cree, Inc. (a)	75,000	2,840,250
Diodes, Inc. (a)	50,000	1,664,500
First Solar, Inc. (a)	75,000	3,631,500
JinkoSolar Holding Company Ltd. - ADR (a)	175,000	1,884,750
Mellanox Technologies Ltd. (a)	25,000	1,836,250

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.7% (continued)	Shares	Value
Information Technology - 20.8% (continued)
Semiconductors & Semiconductor Equipment - 8.5% (continued)
Micron Technology, Inc. (a)	50,000	$2,261,500
MKS Instruments, Inc.	25,000	2,003,750
Nanometrics, Inc. (a)	50,000	1,876,000
Silicon Motion Technology Corporation - ADR	50,000	2,685,000
Skyworks Solutions, Inc.	25,000	2,267,750
		24,705,750
Software - 1.5%
Tableau Software, Inc. - Class A (a)	15,000	1,676,100
Varonis Systems, Inc. (a)	15,000	1,098,750
VMware, Inc. - Class A (a)	10,000	1,560,600
		4,335,450
Technology Hardware, Storage & Peripherals - 0.8%
Seagate Technology plc	50,000	2,367,500

Materials - 8.0%
Chemicals - 3.5%
CF Industries Holdings, Inc.	50,000	2,722,000
LyondellBasell Industries N.V. - Class A	40,000	4,100,400
Mosaic Company (The)	25,000	812,000
Valhi, Inc.	180,000	410,400
Westlake Chemical Corporation	25,000	2,077,750
		10,122,550
Metals & Mining - 3.9%
Agnico-Eagle Mines Ltd.	100,000	3,420,000
Barrick Gold Corporation	300,000	3,324,000
Newmont Mining Corporation	100,000	3,020,000
Randgold Resources Ltd. - ADR	25,000	1,763,750
		11,527,750
Paper & Forest Products - 0.6%
Boise Cascade Company	50,000	1,840,000

Utilities - 2.8%
Electric Utilities - 2.5%
Entergy Corporation	35,000	2,839,550
Exelon Corporation	100,000	4,366,000
		7,205,550

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 100.7% (continued)	Shares	Value
Utilities - 2.8% (continued)
Independent Power and Renewable Electricity Producers - 0.3%
TerraForm Power, Inc. - Class A	75,000	$866,250

Total Common Stocks (Cost $284,053,806)		$293,607,741

EXCHANGE-TRADED PUT OPTION CONTRACTS - 2.0%	Contracts	Notional Value	Value
Nasdaq 100 Index Option, 12/21/2018 at $7,500	25	$19,069,125	$451,750
Russell 2000 Index Option, 12/21/2018 at $1,700	400	67,862840	1,700,000
S&P 500 Index Option, 12/21/2018 at $2,900	700	203,978,600	3,759,000
Total Put Option Contracts (Cost $5,458,778)		$290,910,565	$5,910,750

Total Investments at Value - 102.7% (Cost $289,512,584)			$299,518,491

MONEY MARKET FUNDS - 59.8%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.98% (b) (Cost $174,541,270)	174,541,270	$174,541,270

Total Investments and Money Market Funds at Value - 162.5% (Cost $464,053,854)		$474,059,761

Written Call Option Contracts - (62.5%)		(182,354,900)

Liabilities in Excess of Other Assets - (0.0%) (c)		(51,921)

Net Assets - 100.0%		$291,652,940

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2018.
(c)	Percentage rounds to less than 0.1%.

The average monthly notional value of exchange-traded put option contracts during the three months ended September 30, 2018 was $304,849,051.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND

SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS

September 30, 2018 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Nasdaq 100 Index Option	25	$19,069,125	$4,000	12/21/2018	$9,075,300
Russell 2000 Index Option	400	67,862,840	700	12/21/2018	39,789,600
S&P 500 Index Option	700	203,978,600	1,000	12/21/2018	133,490,000
Total Written Call Option Contracts (Premiums $181,745,039)		$290,910,565			$182,354,900

The average monthly notional value of exchange-traded written option contracts during the three months ended September 30, 2018 was $304,849,051.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCKS - 15.7%	Shares	Value
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
NuStar Energy, L.P.	1,000	$27,800
ONEOK, Inc.	985	66,773
Williams Companies, Inc. (The)	1,293	35,157
		129,730
Materials - 15.2%
Metals & Mining - 15.2%
Agnico-Eagle Mines Ltd.	125,000	4,275,000
AngloGold Ashanti Ltd. - ADR	300,000	2,574,000
Barrick Gold Corporation	800,000	8,864,000
Coeur Mining, Inc. (a)	25,000	133,250
Compania de Minas Buenaventura S.A.A. - ADR	25,000	335,250
Goldcorp, Inc.	600,000	6,120,000
Newmont Mining Corporation	250,000	7,550,000
Pan American Silver Corporation	55,000	811,800
Randgold Resources Ltd. - ADR	35,000	2,469,250
Royal Gold, Inc.	10,000	770,600
Sibanye Gold Ltd. - ADR (a)	181,900	452,931
Wheaton Precious Metals Corporation	75,000	1,312,500
		35,668,581
Utilities - 0.4%
Electric Utilities - 0.3%
American Electric Power Company, Inc.	1,000	70,880
Duke Energy Corporation	333	26,647
Edison International	1,000	67,680
Entergy Corporation	1,000	81,130
Exelon Corporation	1,000	43,660
FirstEnergy Corporation	1,000	37,170
NextEra Energy, Inc.	1,000	167,600
PG&E Corporation	1,000	46,010
Pinnacle West Capital Corporation	1,000	79,180
PPL Corporation	1,000	29,260
		649,217
Multi-Utilities - 0.1%
Ameren Corporation	1,000	63,220
Dominion Energy, Inc.	1,000	70,280

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 15.7% (continued)	Shares	Value
Utilities - 0.4% (continued)
Multi-Utilities - 0.1% (continued)
DTE Energy Company	1,000	$109,130
Public Service Enterprise Group, Inc.	1,000	52,790
SCANA Corporation	1,000	38,890
		334,310

Total Common Stocks (Cost $43,456,403)		$36,781,838

U.S. TREASURY OBLIGATIONS - 77.8%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 5.8%
2.50%, due 01/15/2029	$11,737,600	$13,499,615

U.S. Treasury Notes - 72.0%
0.75%, due 10/31/2018	50,000,000	49,947,245
1.25%, due 08/31/2019	50,000,000	49,377,929
1.50%, due 08/15/2026	25,000,000	22,323,253
2.25%, due 02/15/2027	40,000,000	37,658,594
2.25%, due 11/15/2027	10,000,000	9,361,719
		168,668,740

Total U.S. Treasury Obligations (Cost $184,652,154)		$182,168,355

EXCHANGE-TRADED FUNDS - 3.5%	Shares	Value
Invesco CurrencyShares British Pound SterlingTrust (a)	30,000	$3,792,603
Invesco CurrencyShares Euro Currency Trust (a)	20,000	2,223,200
Invesco CurrencyShares Japanese Yen Trust (a)	1,000	84,150
Invesco CurrencyShares Swedish Krona Trust (a)	5,000	528,763
Invesco CurrencyShares Swiss Franc Trust (a)	5,000	476,279
iShares 1-3 Year International Treasury Bond ETF	1,000	81,550
iShares Gold Trust (a)	25,000	285,750
iShares International Treasury Bond ETF	2,000	96,320
SPDR Bloomberg Barclays International Treasury Bond ETF	2,000	54,760
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	1,000	31,140
SPDR FTSE International Government Inflation-Protected Bond ETF	1,000	52,620

HUSSMAN STRATEGIC TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (continued)

EXCHANGE-TRADED FUNDS - 3.5% (continued)	Shares	Value
SPDR Gold Shares (a)	5,000	$563,800
Total Exchange-Traded Funds (Cost $8,007,192)		$8,270,935

Total Investments at Value - 97.0% (Cost $236,115,749)		$227,221,128

MONEY MARKET FUNDS - 3.1%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.98% (b) (Cost $7,124,604)	7,124,604	$7,124,604

Total Investments and Money Market Funds at Value - 100.1% (Cost $243,240,353)		$234,345,732

Liabilities in Excess of Other Assets - (0.1%)		(167,949)

Net Assets - 100.0%		$234,177,783

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2018.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

COMMON STOCKS - 86.3%	Shares	Value
Australia - 2.2%
Crown Resorts Ltd. (a)	35,000	$346,093
SEEK Ltd. (a)	15,000	224,566
		570,659
Belgium - 2.2%
AGFA-Gevaert N.V. (a) (b)	34,000	155,917
Colruyt S.A. (a)	7,000	396,095
		552,012
Canada - 12.4%
Air Canada (b)	10,000	213,655
Great-West Lifeco, Inc.	10,000	242,607
IGM Financial, Inc.	12,000	329,773
Industrial Alliance Insurance & Financial Services, Inc.	4,000	159,932
Manulife Financial Corporation	19,000	339,611
Martinera International, Inc.	30,000	306,317
Metro, Inc.	8,000	248,831
MTY Food Group, Inc.	5,000	248,684
Open Text Corporation	7,500	285,358
Power Corporation of Canada	18,000	390,989
Royal Bank of Canada	5,000	400,759
		3,166,516
Denmark - 2.5%
Novo Nordisk A/S - Class B (a)	5,500	258,835
Tryg A/S (a)	15,500	385,930
		644,765
Finland - 0.8%
Finnair Oyj (a)	10,000	83,199
Tikkurila Oyj (a)	7,200	112,722
		195,921
France - 4.2%
Albioma S.A. (a)	8,000	182,957
Elecnor S.A.	2,163	29,027
Electricite de France S.A. (a)	20,000	351,693
Ipsos Group S.A. (a)	10,000	306,148
Renault S.A. (a)	2,500	216,227
		1,086,052
Germany - 7.9%
Bayerische Motoren Werke AG (a)	3,000	270,238
Bertrandt AG (a)	2,800	258,542
Deutsche Lufthansa AG (a)	15,000	368,112

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 86.3% (continued)	Shares	Value
Germany - 7.9% (continued)
ElringKlinger AG (a)	6,000	$66,491
HELLA GmbH & Company KGaA (a) (b)	4,000	222,892
Hugo Boss AG (a)	4,500	346,163
Norma Group SE (a)	4,000	255,467
SAP SE - ADR	1,000	123,000
STRATEC Biomedical AG	1,500	112,665
		2,023,570
Italy - 1.0%
La Doria SpA (a)	20,000	262,491

Japan - 16.7%
Ateam, Inc. (a)	10,000	170,633
EPS Holdings, Inc. (a)	15,900	338,848
Fujibo Holdings, Inc. (a)	9,500	292,145
Kanagawa Chuo Kotsu Company Ltd. (a)	8,900	302,748
Kurimoto Ltd. (a)	15,000	247,107
Marvelous, Inc. (a)	25,000	204,770
NuFlare Technology, Inc. (a)	6,000	311,165
Panasonic Corporation (a)	20,000	231,825
Shinko Plantech Company Ltd. (a)	30,000	312,091
SoftBank Group Corporation (a)	4,000	399,598
SRG Takamiya Company Ltd. (a)	25,000	148,784
Tosei Corporation (a) (b)	25,000	258,628
Toshiba Corporation (a) (b)	13,000	375,677
Towa Pharmaceutical Company Ltd. (a)	5,000	370,685
Toyota Motor Corporation (a)	5,000	311,514
		4,276,218
Netherlands - 2.2%
Euronext N.V. (a)	5,000	328,484
Randstad Holding N.V. (a)	4,500	240,155
		568,639
New Zealand - 1.0%
Air New Zealand Ltd. (a)	130,000	266,361

Norway - 4.6%
Equinor ASA (a)	11,000	309,259
Gjensidige Forsikring ASA (a)	12,000	202,235
Nordic Semiconductor ASA (a) (b)	34,597	199,076
Norwegian Air Shuttle ASA (a) (b)	9,000	271,085
Olav Thon Eiendomsselskap ASA	11,000	201,910
		1,183,565

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 86.3% (continued)	Shares	Value
Portugal - 0.9%
Mota-Engil SGPS S.A. (a) (b)	90,000	$219,783

Spain - 1.3%
Grupo Catalana Occidente S.A.	2,500	108,835
Miquel y Costas & Miquel S.A. (a)	6,000	221,727
		330,562
Sweden - 6.6%
Concentric AB	5,813	93,526
Granges AB (a)	30,000	357,237
Modern Times Group MTG AB - Class B (a)	10,000	366,592
Mycronic AB (a)	32,000	335,065
SKF AB - B Shares (a)	15,000	295,134
Telia Company AB (a)	55,000	252,190
		1,699,744
Switzerland - 3.0%
Julius Baer Group Ltd. (a) (b)	4,400	219,884
Swiss Re AG (a)	3,000	276,395
u-blox Holding AG (a) (b)	1,800	257,778
		754,057
United Kingdom - 16.8%
Bank of Georgia Group plc	2,500	55,761
Bovis Homes Group plc (a)	22,000	307,072
Burberry Group plc (a)	5,000	131,283
Domino's Pizza Group plc (a)	75,000	273,079
easyJet plc (a)	17,000	290,877
esure Group plc (a)	50,000	180,781
Georgia Capital plc (b)	2,500	36,348
Halfords Group plc (a)	55,000	226,829
Hays plc (a)	150,000	398,146
Indivior plc (a) (b)	40,000	95,925
ITV plc (a)	130,000	266,781
Next plc (a)	4,000	286,236
PageGroup plc (a)	50,000	372,550
QinetiQ Group plc (a)	80,000	298,288
Smart Metering Systems plc (a)	29,310	234,837
Sports Direct International plc (a) (b)	52,000	231,029
SThree plc	65,484	321,745

HUSSMAN STRATEGIC INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 86.3% (continued)	Shares	Value
United Kingdom - 16.8% (continued)
Virgin Money Holdings (UK) plc (a)	60,000	$299,266
		4,306,833

Total Investments at Value - 86.3% (Cost $21,423,713)		$22,107,748

MONEY MARKET FUNDS - 4.8%	Shares	Value
Northern Institutional Treasury Portfolio, 1.73% (c) (Cost $1,235,517)	1,235,517	$1,235,517

Total Investments and Money Market Funds at Value - 91.1% (Cost $22,659,230)		$23,343,265

Other Assets in Excess of Liabilities - 8.9%		2,272,801

Net Assets - 100.0%		$25,616,066

ADR - American Depositary Receipt.

(a)	Level 2 security (Note 1).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of September 30, 2018.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)
September 30, 2018 (Unaudited)

Common Stocks by Sector/Industry	% of Net Assets
Consumer Discretionary - 21.7%
Auto Components	3.5%
Automobiles	3.1%
Hotels, Restaurants & Leisure	3.4%
Household Durables	2.1%
Media	3.7%
Multiline Retail	1.1%
Specialty Retail	1.8%
Textiles, Apparel & Luxury Goods	3.0%
Consumer Staples - 3.5%
Food & Staples Retailing	2.5%
Food Products	1.0%
Energy - 2.4%
Energy Equipment & Services	1.2%
Oil, Gas & Consumable Fuels	1.2%
Financials - 15.5%
Banks	3.1%
Capital Markets	3.4%
Insurance	9.0%
Health Care - 5.2%
Health Care Equipment & Supplies	0.4%
Health Care Technology	0.6%
Pharmaceuticals	4.2%
Industrials - 19.6%
Aerospace & Defense	1.1%
Airlines	5.8%
Construction & Engineering	1.0%
Industrial Conglomerates	1.5%
Machinery	2.5%
Professional Services	7.1%
Trading Companies & Distributors	0.6%
Information Technology - 8.3%
Electronic Equipment, Instruments & Components	2.2%
Internet Software & Services	0.7%
Semiconductors & Semiconductor Equipment	3.0%
Software	2.4%
Materials - 3.7%
Chemicals	0.4%
Metals & Mining	2.4%
Paper & Forest Products	0.9%

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (continued)

Common Stocks by Sector/Industry (continued)	% of Net Assets
Real Estate - 1.8%
Real Estate Management & Development	1.8%
Telecommunication Services - 2.5%
Diversified Telecommunication Services	1.0%
Wireless Telecommunication Services	1.5%
Utilities - 2.1%
Electric Utilities	1.4%
Independent Power and Renewable Electricity Producers	0.7%
86.3%

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
September 30, 2018 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/Unrealized Depreciation
FINANCIAL FUTURES
Mini MSCI EAFE Index Futures	220	12/21/2018	$21,730,500	$(674,018)

The average monthly notional value of futures contracts sold short during the three months ended September 30, 2018 was $22,108,917.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

COMMON STOCKS - 93.2%	Shares	Value
Consumer Discretionary - 18.2%
Auto Components - 1.5%
Gentex Corporation	2,600	$55,796
Lear Corporation	300	43,500
		99,296
Automobiles - 0.9%
Winnebago Industries, Inc.	1,800	59,670

Hotels, Restaurants & Leisure - 3.6%
Brinker International, Inc.	1,700	79,441
Cheesecake Factory, Inc. (The)	1,500	80,310
Chuy's Holdings, Inc. (a)	3,100	81,375
		241,126
Household Durables - 0.6%
KB Home	1,700	40,647

Media - 2.4%
AMC Networks, Inc. - Class A (a)	1,300	86,242
Viacom, Inc. - Class B	2,300	77,648
		163,890
Multiline Retail - 0.9%
Macy's, Inc.	1,800	62,514

Specialty Retail - 5.0%
Children's Place, Inc. (The)	400	51,120
Dick's Sporting Goods, Inc.	2,100	74,508
Express, Inc. (a)	8,000	88,480
Gap, Inc. (The)	2,100	60,585
Urban Outfitters, Inc. (a)	1,500	61,350
		336,043
Textiles, Apparel & Luxury Goods - 3.3%
Carter's, Inc.	700	69,020
Michael Kors Holdings Ltd. (a)	1,200	82,272
Tapestry, Inc.	1,500	75,405
		226,697
Consumer Staples - 9.0%
Beverages - 0.8%
Boston Beer Company, Inc. (The) - Class A (a)	200	57,500

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 93.2% (continued)	Shares	Value
Consumer Staples - 9.0% (continued)
Food & Staples Retailing - 4.5%
Kroger Company (The)	2,500	$72,775
Sprouts Farmers Market, Inc. (a)	2,700	74,007
Walmart, Inc.	950	89,215
Weis Markets, Inc.	1,600	69,440
		305,437
Food Products - 3.2%
Darling Ingredients, Inc. (a)	6,000	115,920
Sanderson Farms, Inc.	500	51,685
Tyson Foods, Inc. - Class A	800	47,624
		215,229
Personal Products - 0.5%
Nu Skin Enterprises, Inc. - Class A	400	32,968

Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cosan Ltd. - Class A	10,000	67,300

Financials - 14.1%
Banks - 2.9%
BankUnited, Inc.	1,500	53,100
CenterState Bank Corporation	2,214	62,103
Fifth Third Bancorp	2,800	78,176
		193,379
Capital Markets - 1.6%
Cohen & Steers, Inc.	1,600	64,976
State Street Corporation	500	41,890
		106,866
Consumer Finance - 3.5%
American Express Company	1,000	106,490
Discover Financial Services	800	61,160
Synchrony Financial	2,300	71,484
		239,134
Insurance - 5.3%
Aflac, Inc.	2,600	122,382
Atlas Financial Holdings, Inc. (a)	1,000	10,050
Progressive Corporation (The)	1,200	85,248
Reinsurance Group of America, Inc.	600	86,736
W.R. Berkley Corporation	700	55,951
		360,367

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 93.2% (continued)	Shares	Value
Financials - 14.1% (continued)
Thrifts & Mortgage Finance - 0.8%
Meridian Bancorp, Inc.	3,000	$51,000

Health Care - 13.0%
Biotechnology - 0.9%
Gilead Sciences, Inc.	800	61,768

Health Care Equipment & Supplies - 0.8%
Varian Medical Systems, Inc. (a)	500	55,965

Health Care Providers & Services - 10.0%
AMN Healthcare Services, Inc. (a)	1,500	82,050
Encompass Health Corporation	1,400	109,130
Express Scripts Holding Company (a)	800	76,008
HCA Healthcare, Inc.	800	111,296
Laboratory Corporation of America Holdings (a)	500	86,840
McKesson Corporation	400	53,060
Quest Diagnostics, Inc.	500	53,955
Select Medical Holdings Corporation (a)	5,500	101,200
		673,539
Life Sciences Tools & Services - 1.3%
Luminex Corporation	3,000	90,930

Industrials - 15.4%
Air Freight & Logistics - 3.8%
C.H. Robinson Worldwide, Inc.	700	68,544
Expeditors International of Washington, Inc.	800	58,824
Forward Air Corporation	1,000	71,700
Hub Group, Inc. - Class A (a)	1,300	59,280
		258,348
Airlines - 2.5%
Allegiant Travel Company	600	76,080
Delta Air Lines, Inc.	1,600	92,528
		168,608
Commercial Services & Supplies - 1.2%
Knoll, Inc.	3,500	82,075

Electrical Equipment - 1.8%
Generac Holdings, Inc. (a)	1,100	62,051

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 93.2% (continued)	Shares	Value
Industrials - 15.4% (continued)
Electrical Equipment - 1.8% (continued)
Sensata Technologies Holding plc (a)	1,200	$59,460
		121,511
Machinery - 1.5%
Trinity Industries, Inc.	2,700	98,928

Professional Services - 3.6%
Dun & Bradstreet Corporation (The)	500	71,255
Resources Connection, Inc.	3,800	63,080
Robert Half International, Inc.	1,500	105,570
		239,905
Trading Companies & Distributors - 1.0%
Fastenal Company	1,200	69,624

Information Technology - 18.1%
Communications Equipment - 1.4%
Cisco Systems, Inc.	1,900	92,435

Electronic Equipment, Instruments & Components - 3.6%
Corning, Inc.	3,000	105,900
Fabrinet (a)	2,000	92,520
Hollysys Automation Technologies Ltd.	2,000	42,740
		241,160
Internet Software & Services - 1.1%
Akamai Technologies, Inc. (a)	1,000	73,150

IT Services - 6.1%
Cognizant Technology Solutions Corporation - Class A	1,100	84,865
EVERTEC, Inc.	3,300	79,530
Genpact Ltd.	2,800	85,708
Hackett Group, Inc. (The)	5,000	100,750
MAXIMUS, Inc.	1,000	65,060
		415,913
Semiconductors & Semiconductor Equipment - 1.9%
Lam Research Corporation	300	45,510
QUALCOMM, Inc.	1,200	86,436
		131,946
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	300	67,722
HP, Inc.	4,000	103,080

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

COMMON STOCKS - 93.2% (continued)	Shares	Value
Information Technology - 18.1% (continued)
Technology Hardware, Storage & Peripherals - 4.0% (continued)
NetApp, Inc.	400	$34,356
Seagate Technology plc	1,400	66,290
		271,448
Materials - 2.5%
Chemicals - 2.5%
LyondellBasell Industries N.V. - Class A	700	71,757
Valhi, Inc.	10,000	22,800
Westlake Chemical Corporation	900	74,799
		169,356
Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	1,200	64,068

Utilities - 1.0%
Electric Utilities - 1.0%
Exelon Corporation	1,500	65,490

Total Common Stocks (Cost $5,529,895)		$6,305,230

EXCHANGE-TRADED PUT OPTION CONTRACTS - 0.0% (b)	Contracts	Notional Value	Value
S&P 500 Index Option, 12/21/2018 at $1,500	18	$5,245,164	$900
S&P 500 Index Option, 12/21/2018 at $2,000	3	874,194	570
Total Put Option Contracts (Cost $2,453)		$6,119,358	$1,470

Total Investments at Value - 93.2% (Cost $5,532,348)			$6,306,700

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF INVESTMENTS (continued)

MONEY MARKET FUNDS - 49.1%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.98% (c) (Cost $3,319,016)	3,319,016	$3,319,016

Total Investments and Money Market Funds at Value - 142.3% (Cost $8,851,364)		$9,625,716

Written Call Option Contracts - (41.6%)		(2,812,950)

Liabilities in Excess of Other Assets - (0.7%)		(47,457)

Net Assets - 100.0%		$6,765,309

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of September 30, 2018.

The average monthly notional value of exchange-traded put option contracts during the three months ended September 30, 2018 was $6,042,253.
See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC VALUE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
September 30, 2018 (Unaudited)

EXCHANGE-TRADED WRITTEN CALL OPTION CONTRACTS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
S&P 500 Index Option	18	$5,245,164	$1,500	12/21/2018	$2,538,540
S&P 500 Index Option	3	874,194	2,000	12/21/2018	274,410
Total Written Call Option Contracts (Premiums $2,766,839)		$6,119,358			$2,812,950

The average monthly notional value of exchange-traded written option contracts during the period ended September 30, 2018 was $6,042,253.

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2018 (Unaudited)

1. Securities, Options and Futures Valuation

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund, Hussman Strategic International Fund and Hussman Strategic Value Fund (each, a “Fund,” and collectively, the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges, other than options, are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, in the case of securities of U.S. issuers, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and ask prices. Securities traded on a foreign stock exchange are valued at their closing prices on the principal exchange where they are traded; however, on days when the value of securities traded on foreign stock exchanges may be materially affected by events occurring before the Funds’ pricing time, but after the close of the primary markets or exchanges on which such securities are traded, such securities typically will be valued at their fair value as determined by an independent pricing service approved by the Board of Trustees where such value is believed to reflect the market values of such securities as of the time of computation of the net asset values of the Funds. As a result, the prices of foreign securities used to calculate a Fund’s net asset value may differ from quoted or published prices for these securities. The value of non-dollar denominated portfolio securities are translated from the local currency into U.S. dollars based on exchange rates supplied by a quotation service, if available, otherwise based on the mean of the current bid and ask prices of such currency as last quoted by any recognized dealer or major banking institution.

Pursuant to procedures approved by the Board of Trustees (the “Board”), options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of net asset value. As of September 30, 2018, all options held by Hussman Strategic Growth Fund and Hussman Strategic Value Fund have been valued in this manner. Options not traded on a U.S. securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale prices as of the close of regular trading on the NYSE or, if not available, at the mean of their bid and ask prices.

Fixed income securities not traded or dealt in upon any securities exchange, but for which over-the-counter market quotations are readily available, generally are valued at the mean of their closing bid and ask prices. Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost if the Adviser, under the supervision of the Board, determines that the amortized cost value of the security is fair value.

Investments in shares of other open-end investment companies are valued at their net asset values per share as reported by such companies, except for shares of exchange-traded funds which are valued at their sales price or based on market quotations in the same manner as other securities traded on a national securities exchange.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and other financial instruments will be valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among market makers.

•	Level 3 – model-derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Option contracts purchased or written by Hussman Strategic Growth Fund and Hussman Strategic Value Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value. U.S. Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs,” including bid and ask quotations, prices of similar securities and interest rates, among other factors. Non-U.S. equity securities actively traded in foreign markets held by Hussman Strategic International Fund may be classified as Level 2 despite the availability of closing prices because such securities are typically valued at their fair value as determined by an independent pricing service. The Trust uses an independent pricing service to determine the fair value of foreign portfolio securities when the value of such securities may be materially affected by events occurring before a Fund’s pricing time, but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be: country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed likely to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. The frequency of use of this procedure depends on market events and thus cannot be predicted. However, the procedures may be utilized to a significant extent by Hussman Strategic International Fund. Determining the fair value of portfolio securities involves reliance on judgment, and a security’s fair value may differ depending on the method used for determining value. With respect to a portfolio security that has been valued at fair value, there can be no assurance that a Fund could purchase or sell that security at the price equal to the fair value of such security used in calculating the Fund’s net asset value. Because of the inherent uncertainty in fair valuations and the various factors considered in determining fair value, there can be significant deviations between the fair value at which a portfolio security is being carried and the price at which it can be sold. Moreover, to the extent Hussman Strategic International Fund has significant holdings of foreign securities, fair valuation may be used more frequently than for the other Funds.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of September 30, 2018 by security type:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and
Money Market Funds:
Common Stocks	$293,607,741	$-	$-	$293,607,741
Put Option Contracts	-	5,910,750	-	5,910,750
Money Market Funds	174,541,270	-	-	174,541,270
Total Investments in Securities and
Money Market Funds	$468,149,011	$5,910,750	$-	$474,059,761

Other Financial Instruments:
Written Call Option Contracts	$-	$(182,354,900)	$-	$(182,354,900)
Total Other Financial Instruments	$-	$(182,354,900)	$-	$(182,354,900)

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and
Money Market Funds:
Common Stocks	$36,781,838	$-	$-	$36,781,838
U.S. Treasury Obligations	-	182,168,355	-	182,168,355
Exchange-Traded Funds	8,270,935	-	-	8,270,935
Money Market Funds	7,124,604	-	-	7,124,604
Total Investments in Securities and
Money Market Funds	$52,177,377	$182,168,355	$-	$234,345,732

Hussman Strategic International Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and
Money Market Funds:
Common Stocks	$4,249,333	$17,858,415	$-	$22,107,748
Money Market Funds	1,235,517	-	-	1,235,517
Total Investments in Securities and
Money Market Funds	$5,484,850	$17,858,415	$-	$23,343,265

Other Financial Instruments:
Futures Contracts Sold Short	$(674,018)	$-	$-	$(674,018)
Total Other Financial Instruments	$(674,018)	$-	$-	$(674,018)

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Hussman Strategic Value Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and
Money Market Funds:
Common Stocks	$6,305,230	$-	$-	$6,305,230
Put Option Contracts	-	1,470	-	1,470
Money Market Funds	3,319,016	-	-	3,319,016
Total Investments in Securities and
Money Market Funds	$9,624,246	$1,470	$-	$9,625,716

Other Financial Instruments:
Written Call Option Contracts	$-	$(2,812,950)	$-	$(2,812,950)
Total Other Financial Instruments	$-	$(2,812,950)	$-	$(2,812,950)

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and industry type or geographical region) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above. As of September 30, 2018, Hussman Strategic Growth Fund, Hussman Total Return Fund and Hussman Strategic Value Fund did not have any transfers into or out of any Level. Transfers that occurred between Levels 1 and 2 on September 30, 2018 for Hussman Strategic International Fund due to implementation of systematic fair value procedures are as follows:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Common Stocks	$508,817	$370,786

As of September 30, 2018, the Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3). It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is based upon the federal income tax cost of investment securities as of September 30, 2018:

	Hussman Strategic Growth Fund	Hussman Strategic Total Return Fund	Hussman Strategic International Fund	Hussman Strategic Value Fund
Cost of investments, money market funds and written option contracts	$282,399,098	$245,841,365	$22,659,230	$6,084,525
Gross unrealized appreciation	$29,541,110	$2,382,794	$2,077,888	$977,806
Gross unrealized depreciation	(20,235,347)	(13,878,427)	(1,393,853)	(249,565)
Net unrealized appreciation (depreciation)	$9,305,763	$(11,495,633)	$684,035	$728,241

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the cost of portfolio investments on the Schedules of Investments for Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales and adjustments to basis on publicly traded partnerships and grantor trusts.

4. Certain Investments and Associated Risks

The securities in which the Funds invest, as well as the risks associated with these securities and with the investment programs of the Funds, are described in each Fund’s Prospectus. Among these risks are those associated with investments in derivative instruments, investments in shares of money market funds, concentration of investments within a particular business sector and, in the case of Hussman Strategic International Fund, investments in foreign securities.

Risks of Derivative Instruments – The purchase and sale of derivative instruments, including options and futures contracts, and other derivative transactions involve risks different from those involved with direct investments in securities and also require different skills from the Adviser in managing each Fund’s portfolio of investments. While utilization of options, futures contracts and similar instruments may be advantageous to the Funds, if the Adviser is not successful in employing such instruments in managing a Fund’s investments or in anticipating general market movements, the Fund’s performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments held by the Funds and the options, futures or other derivative instruments used to hedge those investments. It is also possible that a Fund may be unable to close out or liquidate its hedges during unusual periods of illiquidity in the options, futures or other markets. In addition, a Fund will pay commissions and other costs in connection with its transactions in such instruments, which may increase its expenses and reduce its investment performance.

Investments in Money Market Funds – In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may at times invest a significant portion of its assets in shares of a money market fund. As of September 30, 2018, Hussman Strategic Growth Fund and Hussman Strategic Value Fund had 59.8% and 49.1%, respectively, of the value of their net assets invested in shares of a money market fund registered under the Investment Company Act of 1940. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Funds incur additional indirect expenses due to acquired fund fees and expenses to the extent they invest in shares of money market funds.

Sector Risk – If a Fund has significant investments in securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s net asset value per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of September 30, 2018, Hussman Strategic Growth Fund and Hussman Strategic International Fund had 26.7% and 25.1%, respectively, of the value of their stock portfolios invested in stocks of companies within the Consumer Discretionary sector.

HUSSMAN INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Foreign Investment Risk – Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risks. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or increase losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair a foreign issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk associated with investment in such debt. The value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to reporting standards or regulatory requirements that differ from those applicable to U.S. companies.

As of September 30, 2018, investments by Hussman Strategic International Fund in issuers in the United Kingdom represented 19.5% of the value of its stock portfolio and investments by the Fund in issuers in countries within the European Union (the “EU”), including the United Kingdom, represented 53.8% of the value of its stock portfolio. EU member countries that use the Euro as their currency (so-called Eurozone countries) lack the ability to implement an independent monetary policy and may be significantly affected by requirements that limit their fiscal options. Following the recent global economic crisis, some of these countries have depended on, and may continue to be dependent on, assistance from others such as the European Central Bank and other governments or institutions, and failure to implement reforms as a condition of assistance may have negative long-term effects for the economies of those countries and other European countries. In June 2016, voters in the United Kingdom opted to leave the EU, and in March 2017, the United Kingdom triggered the withdrawal procedures which began a period during which the terms of the United Kingdom’s exit from the EU is being negotiated. As a consequence of this vote and the withdrawal process, there may be an extended period of political and economic uncertainty and market volatility in the United Kingdom, other EU countries, the European Economic Area and globally that could adversely impact the prices and liquidity of securities held by the Fund. If one or more other countries abandon the Euro or seek to withdraw from the EU, the value of the Fund’s investments linked to the Euro and the value of its investments in issuers with significant operations in those countries could be adversely impacted.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Hussman Investment Trust

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	November 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	November 14, 2018

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	November 14, 2018

*	Print the name and title of each signing officer under his or her signature.